Right-of-Use Assets and Lease Liabilities - Schedule of Operating Remaining Lease Term and Discount Rate (Details) (10-K)	Jun. 30, 2020	Dec. 31, 2019
Leases [Abstract]
Remaining lease term	2 years 6 months	2 years 8 months 12 days
Discount rate	8.50%	8.50%